Financial commitments and contingent liabilities - Lease Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial commitments and contingent liabilities
Operating lease cost	$ 2,729	$ 2,280	$ 2,273
Cash paid for amounts included in the measurement of operating lease liabilities	$ 2,175	$ 2,384	$ 2,456